Summary of Variable Annuity Contracts (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Guaranteed accumulation benefits | Variable Annuity
Net Amount at Risk by Product and Guarantee [Line Items]
Separate account value	$ 118.4
Net amount at risk	6.2
Weighted average waiting period until guarantee date	6 years
Guaranteed withdrawal benefits | Variable Annuity
Net Amount at Risk by Product and Guarantee [Line Items]
Separate account value	16.6
Net amount at risk	0.1
GMIB | Variable Annuity
Net Amount at Risk by Product and Guarantee [Line Items]
Separate account value, at annuitization / accumulation	151.9
Net amount at risk, at annuitization / accumulation	15.2
Weighted average waiting period until guarantee date	0 years
GMDB | Variable Annuity
Net Amount at Risk by Product and Guarantee [Line Items]
Separate account value, in the event of death	742.7
Net amount at risk, in the event of death	57.2
Average attained age of contractholders	60 years
GMDB | Variable Life, Variable Universal Life and Universal Life Contracts
Net Amount at Risk by Product and Guarantee [Line Items]
Separate account value, in the event of death	325.1
General account value, in the event of death	31,518.3
Net amount at risk, in the event of death	89,942.8
Average attained age of contractholders	51 years
Predecessor | Guaranteed accumulation benefits | Variable Annuity
Net Amount at Risk by Product and Guarantee [Line Items]
Separate account value		151.1
Net amount at risk		7.3
Weighted average waiting period until guarantee date		6 years
Predecessor | Guaranteed withdrawal benefits | Variable Annuity
Net Amount at Risk by Product and Guarantee [Line Items]
Separate account value		21.8
Net amount at risk		0.1
Predecessor | GMIB | Variable Annuity
Net Amount at Risk by Product and Guarantee [Line Items]
Separate account value, at annuitization / accumulation		170.5
Net amount at risk, at annuitization / accumulation		16.6
Weighted average waiting period until guarantee date		0 years
Predecessor | GMDB | Variable Annuity
Net Amount at Risk by Product and Guarantee [Line Items]
Separate account value, in the event of death		877.0
Net amount at risk, in the event of death		$ 63.2
Average attained age of contractholders		59 years